COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of classification of our lease liabilities
	December 31, 2022	December 31, 2021
Current portion included in accrued liabilities	$119,393	$107,192
Long term lease liability	64,196	183,589
	$183,589	$290,781

Maturities of our operating lease liabilities
Year ending December 31,
2023	129,797
2024	65,702

Total lease payments	$195,499
Less: Imputed interest	(11,910)
Operating lease liability	$183,589